Note 3 - Revenue Recognition	3 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
(
3
)         Revenue Recognition

The following table presents changes in the Company’s contract assets and liabilities for the three
months ended
June 30, 2018.

	Balance at Beginning of the Period	Additions	Deductions	Balance at the end of the Period
	(in thousands)
Contract Assets	$189	$466	$12	$643
Contract Liabilities: Deferred Revenue	$(806)	$(248)	$787	$257

During the
three
months ended
June 30, 2018,
the Company recognized the following revenues (in thousands).

Revenue recognized in the period from:
Amounts included in contract liabilities at the beginning of the period:
Performance obligations satisfied	$559
New activities in the period:
Changes in estimates	(29)
Performance obligations satisfied	2,313
Total services revenue	$2,843

As of
June 30, 2018,
the aggregate amount of the transaction price allocated to remaining performance obligations was
$257,000,
which the Company expects to recognize into revenue within the next twelve
months.